Summary of Estimated Fair values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Goodwill	$ 2,068,799	$ 616,621	$ 616,204
Texas Industries Inc.
Assets:
Cash and cash equivalents	59,887
Receivables	160,807
Inventory	129,932
Other current assets	61,594
Property, plant and equipment	1,602,860
Real estate and other investments	59,584
Intangible assets, other than goodwill	559,277
Other noncurrent assets	6,525
Goodwill	1,484,272
Total Assets	4,124,738
Liabilities:
Accounts payable and accrued expenses	297,404
Notes and contracts payable and capital leases	747,426
Deferred income tax liabilities	322,974
Total Liabilities	1,367,804
Total Consideration	$ 2,756,934